                                                  (RIVERSOURCE INVESTMENTS LOGO)

                    PROSPECTUS SUPPLEMENT -- JANUARY 15, 2010

RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND
(PROSPECTUS DATED JULY 30, 2009)                                     S-6260-99 K

At a Special Meeting of Shareholders scheduled to be held on March 10, 2010, shareholders who owned shares of RiverSource Partners Aggressive Growth Fund on January 15, 2010, will vote on the merger of RiverSource Partners Aggressive Growth Fund into RiverSource Mid Cap Growth Fund, a fund that seeks to provide shareholders with growth of capital. If approved, the merger is anticipated to take place before the end of the second quarter of 2010.

For more information about RiverSource Mid Cap Growth Fund, please call 1-800-221-2450 for a prospectus.


--------------------------------------------------------------------------------
S-6260-4 A (1/10)

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                    PROSPECTUS SUPPLEMENT -- JANUARY 15, 2010

RIVERSOURCE PARTNERS SELECT VALUE FUND
(PROSPECTUS DATED JULY 30, 2009)                                     S-6240-99 L

At a Special Meeting of Shareholders scheduled to be held on March 10, 2010, shareholders who owned shares of RiverSource Partners Select Value Fund on January 15, 2010, will vote on the merger of RiverSource Partners Select Value Fund into RiverSource Mid Cap Value Fund, a fund that seeks to provide shareholders with long-term growth of capital. If approved, the merger is anticipated to take place before the end of the second quarter of 2010.

For more information about RiverSource Mid Cap Value Fund, please call 1-800-221-2450 for a prospectus.


--------------------------------------------------------------------------------
S-6240-6 A (1/10)

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                    PROSPECTUS SUPPLEMENT -- JANUARY 15, 2010

RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND
(PROSPECTUS DATED JULY 30, 2009)                                     S-6237-99 M

At a Special Meeting of Shareholders scheduled to be held on March 10, 2010, shareholders who owned shares of RiverSource Partners Small Cap Equity Fund on January 15, 2010, will vote on the merger of RiverSource Partners Small Cap Equity Fund into Seligman Smaller-Cap Value Fund, a fund that seeks to provide shareholders with long-term capital appreciation. If approved, the merger is anticipated to take place before the end of the second quarter of 2010.

For more information about Seligman Smaller-Cap Value Fund, please call 1-800-221-2450 for a prospectus.


--------------------------------------------------------------------------------
S-6237-6 A (1/10)